Advances for Vessels under Construction (Tables)	12 Months Ended
Dec. 31, 2017
Advances for Vessels under Construction [Abstract]
Advances for Vessels and Drilling Units under Construction and Acquisitions
	December 31,
	2016	2017
Balance at beginning of year	$-	$-
Advances for vessels under construction and related costs	-	265,565
Vessels delivered	-	(233,667)
Balance at end of year	$-	$31,898